Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2015	Mar. 31, 2015
Collateralized transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 831	¥ 1,979
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	1,710	2,091
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,392	1,507
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 151	¥ 52